Expenses - Summary of Financial Income and Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of finance income expense [Abstract]
Interest income	$ 7,447	R$ 24,635	R$ 19,675	R$ 35,132
Foreign exchange gain	575	1,901	2,090	16,508
Imputed interest on installment sales	682	2,255	5,705
Derivative financial instruments gain	231	764	0	8,934
Other	174	576	896	720
Total financial income	9,109	30,131	28,366	61,294
Interest expense	19,189	63,478	67,018	58,473
Imputed interest on credit purchases	16,318	53,981	32,653	24,438
Bank charges	1,950	6,451	3,005	7,537
Derivative financial instruments loss		0	1,238	2,308
Foreign exchange loss	703	2,327		3,509
Debt issuance costs	1,410		2,532	1,213	R$ 4,665
Other	266	874	1,104	1,497
Total financial expense	$ 39,836	R$ 131,776	R$ 107,550	R$ 96,667